SMITH BARNEY CONCERT ALLOCATION SERIES INC.
High Growth Portfolio
Growth Portfolio
Balanced Portfolio
Conservative Portfolio
Income Portfolio

Supplement dated
October 7, 1997 to
Prospectuses dated May 30, 1997


	The following information supplements the disclosure in the Prospectuses of the Portfolios listed above. Defined terms have the same meanings as set forth in the Prospectus.


Addition of Underlying Smith Barney Funds

	Effective September 4, 1997, three underlying Smith Barney Mutual Funds were added to the Smith Barney Concert Allocation Series Inc. ("Concert Allocation Series"). The Portfolios listed above will invest their assets in these new underlying funds within the ranges indicated below.


FUND
PORTFOLIOS
RANGES

Smith Barney Large Cap Growth
High Growth
Growth
Balanced
0% -20%
0% - 20%
0% - 15%


Smith Barney Disciplined Small Cap
High Growth
Growth
Balanced
0% -25%
0% - 20%
0% - 15%


Smith Barney Growth Opportunity
High Growth
Growth
Balanced
0% - 20%
0% - 20%
0% - 15%




 Description of the Smith Barney Large Capitalization Growth Fund

 The Smith Barney Large Capitalization Growth Fund ("Large Cap
Fund") seeks long term growth of capital by investing in equity securities of companies with large market capitalizations. This investment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund's investment objective will be achieved.

 The Large Cap Fund attempts to achieve its investment objective by investing primarily in equity securities consisting of common stocks which are believed to afford attractive opportunities for investment growth. The core holdings of the Large Cap Fund are large capitalization companies that are dominant in their industries, global in scope and have a long history of performance. The Large Cap Fund normally invests at least 65% of its total assets in these securities. The Large Cap Fund does have the flexibility, however, to invest the balance in companies with other market capitalizations. The Large Cap Fund defines large market capitalization companies as those having $5 billion or more at the time of the Large Cap Fund's investment. Companies whose capitalization falls below this level after purchase will continue to be considered large market capitalization companies for purposes of the 65% policy.

 Under normal market conditions, the majority of the Large Cap
Fund's portfolio will consist of common stocks, securities convertible into common stock and rights to subscribe for common stock. The Large Cap Fund may also contain money market instruments for cash management purposes such as U.S. government securities, repurchase agreements, and time deposits.

 Performance of the Large Cap Fund

 Performance of the Large Cap Fund is presently not available since the Large Cap Fund commenced operations on July 14, 1997.

 Description of the Smith Barney Growth Opportunity Fund

 The Smith Barney Growth Opportunity Fund ("Growth Opportunity
Fund") seeks an investment objective of capital appreciation by investing in securities believed to have above average potential for capital appreciation.

 In attempting to achieve the Growth Opportunity Fund's investment objective, the Growth Opportunity Fund will use a disciplined approach to identify equity securities of companies having prospects of strong, sustainable earnings growth and that are believed to afford attractive opportunities for stock price appreciation. This disciplined approach involves computer-aided, quantitative analysis supported by fundamental research. The Growth Opportunity Fund selects stocks for the Growth Opportunity Fund's portfolio by sorting a universe of 1500 stocks into deciles based on earnings and other valuation characteristics. Those stocks sorted into the top two deciles are further analyzed quantitatively and fundamentally to determine if they are attractive investments. In addition to determining which stocks may be attractive investments for the Growth Opportunity Fund, this analysis is used to determine if a particular stock held in the Growth Opportunity Fund's portfolio continues to be an attractive investment and stocks appearing in the bottom two deciles are sold. Although the Growth Opportunity Fund may invest in the stocks of smaller capitalized companies, the Growth Opportunity Fund's assets will be invested primarily in the stock of mid- and larger-capitalized companies.

 The Growth Opportunity Fund invests principally in common stocks and Smith Barney Mutual Funds Management Inc. ("SBMFM"), the Growth Opportunity Fund's investment adviser uses a flexible management style to select what it believes to be unusually attractive growth investments on an individual company basis. Such securities will typically be issued by small capitalization companies, larger companies with established records of growth in sales or earnings, and companies with new products, new services, or new processes. The Growth Opportunity Fund may also invest in companies in cyclical industries during periods when their securities appear overly depressed and therefore attractive for capital appreciation. In addition to common stocks of companies, the Growth Opportunity Fund may invest in securities convertible into or exchangeable for common stocks, such as convertible preferred stocks or convertible debentures, and warrants.

 The Growth Opportunity Fund generally holds a portion of its assets in investment grade short-term debt securities, investment grade corporate or government bonds, cash and cash equivalents in order to provide liquidity. Such investments may be increased when deemed appropriate by the SBMFM for temporary defensive purposes. Under such circumstances, the Growth Opportunity Fund may invest up to 100% of its assets in short-term investments which may include repurchase agreements with domestic banks or broker-dealers. The Growth Opportunity Fund may invest up to 35% of its total assets in securities of foreign issuers. The Growth Opportunity Fund may also engage in portfolio management strategies and techniques involving options, futures contracts and options on futures (which are sometimes referred to as "derivatives"). A derivative is a financial instrument whose performance is derived, at least in part, from the performance of an underlying asset. The Growth Opportunity Fund's use of derivatives is limited to 10% of the Growth Opportunity Fund's net assets.

 Investments in smaller capitalized companies (companies with a capitalization of less than $1 billion) may offer greater opportunities for growth of capital than larger, more established companies, but may also involve certain risks because smaller capitalized companies often have limited product use, market or financial resources and may be dependent on one or two people for management. In addition, small capitalized companies may be subject to a limited liquidity and more volatility which could result in significant fluctuations in the price of their shares.

 The Growth Opportunity Fund may also invest in money market instruments, enter into repurchase agreements and reverse repurchase agreements for temporary defensive purposes lend its portfolio securities, invest in real estate investment trusts, sell securities short "against the box", purchase the securities of companies with less than three years of continuous operation, and enter into forward contracts.

 The value of the Growth Opportunity Fund's portfolio securities that are traded in foreign markets may be affected by changes in currency exchange rates and exchange control regulations. In addition, the Growth Opportunity Fund will incur costs in connection with the conversions between various currencies. The Growth Opportunity Fund's foreign currency exchange transactions generally will be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. The Growth Opportunity Fund purchases and sells foreign currency on a spot basis in connection with the settlement of transactions in securities traded in such foreign currency. The Growth Opportunity Fund does not purchase and sell foreign currencies as an investment.

 Performance of the Growth Opportunity Fund

 The following chart shows the average annual total return for the longest outstanding class of shares, Class A, of the Growth Opportunity Fund for the most recent one-year period and since inception, giving effect to the maximum applicable sales charge for the period ended December 31, 1996.

 Average Annual Returns through December 31, 1996
Assets of all Classes as of
December 31, 1996 (000s)
Inception
Date
One Year
Since Inception

$115,502
7/3/95
8.28%
14.44%


 The performance data set forth above is not, and should not be viewed as, indicative of the future performance of the Growth
Opportunity Fund. The performance reflects the impact of sales charges and other distribution related expenses that will not be incurred by the Class Y shares of the Growth Opportunity Fund in which the Portfolios will invest.


 Description of the Smith Barney Disciplined Small Cap Fund

 Smith Barney Disciplined Small Cap Fund, Inc. (formerly The Inefficient-Market Fund, Inc.) (the "Disciplined Small Cap Fund") is an open-end diversified management investment company that seeks long term capital appreciation by investing primarily (at least 65% of its total assets) in the common stocks of U.S. companies with relatively small market capitalizations at the time of investment. Companies with relatively small market capitalization are defined as those which fall in the lowest 20% of market capitalization of publicly traded companies in the U.S. with market values above $100 million.

 Travelers Investment Management Company, the investment manager to the Disciplined Small Cap Fund, will select stocks based on a disciplined quantitative screening process that seeks a combination of attractive relative value and earnings growth.

 In order to provide consistent relative performance, the Disciplined Small Cap Fund will hold a portfolio that is comparable to the Russell 2500 Stock Index in terms of overall risk, economic sector weightings, and market capitalization. The Russell 2500 is a broad based index of the smaller cap segment of the U.S. stock market. By linking its investment strategy to the Russell 2500 Stock Index, the Disciplined Small Cap Fund will provide diversified exposure to the universe of stocks that comprise the lowest 25% of market capitalization of publicly traded companies in the U.S. with market values of greater than $100 million. However, the Disciplined Small Cap Fund is not an index fund and is not limited to investing in the stocks that comprise the Russell 2500 Stock Index. Over time, the Disciplined Small Cap Fund is expected to exhibit performance volatility that is similar to that of the Russell 2500 Stock Index. Of course, there can be no assurance that the Disciplined Small Cap Fund's total return, before or after expenses, will match or exceed that of the Russell 2500 Stock Index.

 The Disciplined Small Cap Fund will employ an active investment strategy that focuses primarily on individual stock selection. In selecting individual holdings for the Disciplined Small Cap Fund's portfolio, the investment adviser will apply a number of computerized investment models to identify stocks that have a high probability of outperforming their respective industry/sector peer groups within the Russell 2500. These investment models incorporate a diverse set of valuation, earnings and relative price variables to produce a comprehensive appraisal profile on every stock in the universe of securities described above. Stocks that are determined to be attractive based on a combination of quantitative and fundamental criteria will be overweighted relative to the benchmark index. In general, the discipline will favor stocks that demonstrate an improving trend of earnings and also appear attractive based on measures of fundamental value. While these securities have the potential to outperform the securities represented in the Russell 2500, they may in fact be more volatile or have a lower return than the benchmark index. Although equity securities have historically demonstrated long-term growth in value, their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies.

 The Disciplined Small Cap Fund may also invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from its investments to repay financing costs and the ability of the REIT's manager. REITs are also subject to risks generally associated with investments in real estate.

 Performance of the Disciplined Small Cap Fund

 The following chart shows the average annual total return for the longest outstanding class of shares, Class A, of the Disciplined Small Cap Fund for the most recent one-year period, five-year period and since inception for the period ended December 31, 1996.

 Average Annual Returns through December 31, 1996
Assets of all Classes as
of
December 31, 1996 (000s)
One Year
Five Years
Since
Inception

$52,911
20.56%
11.64%
13.20%


 The performance data set forth above is not, and should not be viewed as, indicative of the future performance of the Disciplined Small Cap Fund. The performance reflects the impact of sales charges and other distribution related expenses that will not be incurred by the Class Y shares of the Disciplined Small Cap Fund in which the Portfolios will invest.


Investment Objectives and Management Policies

	The Portfolios invest their assets in the underlying Smith Barney Funds listed below within the ranges indicated.


Investment Range (Percentage of Each Portfolio's Net Assets)

Underlying Smith Barney
	Fund
High
Growth
Portfolio
Growth
Portfolio
Balanced
Portfolio
Conservative
Portfolio
Income
Portfolio

Smith Barney Aggressive Growth Fund
Inc.
10-30%
0-15%
--
--
--

Smith Barney Appreciation Fund Inc.
0-20%
0-30%
0-20%
0-15%
0-10%

Smith Barney Equity Funds:
	Smith Barney Growth and Income
Fund

0-20%

0-20%

5-20%

--

--

Smith Barney Fundamental Value Fund
Inc.
0-20%
0-30%
0-20%
0-15%
0-10%

Smith Barney Funds, Inc.:
	Equity Income Portfolio
	Short-Term U.S. Treasury
Securities
	Portfolio

0-20%

--

0-20%

0-15%

5-20%

0-20%

0-20%

0-20%

0-15%

5-30%

Smith Barney Income Funds:
	Smith Barney High Income Fund
	Smith Barney Utilities Fund
	Smith Barney Premium Total Return Fund
	Smith Barney Convertible Fund
	Smith Barney Diversified Strategic
	Income Fund

0-20%
--
--
--

--

5-20%
0-20%
--
--

--

0-15%
0-20%
5-20%
5-20%

5-25%

0-20%
0-20%
5-25%
5-15%

10-30%

0-25%
0-15%
0-15%
0-15%

10-30%

Smith Barney Investment Funds Inc.:
	Smith Barney Managed Growth Fund
	Smith Barney Special Equities Fund
	Smith Barney Government Securities  Fund
	Smith Barney Investment Grade Bond Fund
Smith Barney Managed Governments Fund Inc.

0-20%
10-30%
0-15%
0-15%
--

0-30%
0-15%
0-20%
0-15%
0-15%

0-15%
--
0-20%
--
5-20%

--
--
5-20%
--
5-25%

--
--
5-20%
0-15%
5-30%

Smith Barney Money Funds, Inc.:
	Cash Portfolio

0-20%

0-20%

0-25%

0-30%

0-30%

Smith Barney Natural Resources Fund
Inc.
0-10%
0-10%
0-10%
--
--

Smith Barney World Funds, Inc.:
	International Equity Portfolio
	Emerging Markets Portfolio
	International Balanced Portfolio
	Global Government Bond Portfolio

5-25%
0-20%
0-15%
0-15%

0-20%
--
0-10%
0-15%

0-15%
--
0-10%
0-15%

0-10%
--
0-10%
0-20%

0-10%
--
0-10%
0-20%


FD 01333 10/97






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